Equity Investments with Carrying Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Cost-method Investments [Line Items]
Long-term investments	$ 178	$ 178
Cashido Corp. (Cashido)
Schedule of Cost-method Investments [Line Items]
Long-term investments	104	104
Equity investments percentage of ownership	2.10%
Vastview Technology, Corp. (Vastview)
Schedule of Cost-method Investments [Line Items]
Long-term investments	74	74
Equity investments percentage of ownership	3.90%
Spright Co., Ltd. (Spright)
Schedule of Cost-method Investments [Line Items]
Long-term investments